Note 10 - Capital Stock (Details Textual) - shares			2 Months Ended
	Jan. 09, 2017	Dec. 19, 2016	Mar. 23, 2017
Conversion of Series E Convertible Preferred Stock into Shares of Common Stock [Member]
Conversion of Stock, Shares Issued	500,000	1,500,000
Conversion of Stock, Shares Converted	500,000	1,500,000
Conversion of Series F Convertible Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Issued			1,950,000
Conversion of Stock, Shares Converted			390